Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income in Equity Investments in Listed Securities and Unlisted Securities (Details) - CNY (¥)
¥ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Equity investments	¥ 19,147	¥ 26,231
Equity investments in listed entities | Fair value in other comprehensive income
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Equity investments	19,131	26,217
Equity investments in unlisted entities | Fair value in other comprehensive income
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Equity investments	¥ 16	¥ 14